Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
b)	The Group had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Provision of medical services:
Shaanxi Juntai	—	637	1,052	174

Loan to (repayment of a loan from) a noncontrolling shareholder of a subsidiary:
New Chang’an	—	100,000	(6,590)	(1,089)

Interest income
New Chang’an	—	—	7,839	1,295

Purchase of medical supplies:
JYADK	—	5,249	805	133

Schedule of Related Party Balances
c)	The balances between the Company and its related parties as of December 31, 2012 and 2013 are listed below:

		As of December 31,
	Note	2012	2013	2013
		RMB	RMB	US$
Due from related parties, current:
New Chang’an*		—	7,839	1,295
Shaanxi Juntai		1,200	2,426	401

		1,200	10,265	1,696

Loan to a noncontrolling shareholder of a subsidiary, current
New Chang’an*		100,000	—	—

Loan to a noncontrolling shareholder of a subsidiary, non-current
New Chang’an*		—	93,410	15,430

Due to related parties, current
JYADK		(4,410)	(1,717)	(283)
New Chang’an**		(1,500)	(1,500)	(248)

		(5,910)	(3,217)	(531)

Due to related parties, non-current
Shaanxi Juntai***		(19,301)	(19,301)	(3,188)
New Chang’an**		(7,527)	(7,527)	(1,244)

		(26,828)	(26,828)	(4,432)

*	The repayment terms of the loan to New Chang’an are the same as the loan granted by a bank (note 16).
**	The current balance due to New Chang’an was related to building construction costs paid on behalf of CAH. The noncurrent balance represented an advance payment from New Chang’an for the acquisition of the prepaid land lease from CAH (note 18).
***	According to the agreement between CAH and Shaanxi Juntai, the amount due to Shaanxi Juntai of RMB19,301 is interest free and will only be settled in 2015 pending the finalization of the outstanding balances among CAH, New Chang’an and the related party.